Share repurchase programs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 09, 2024	Jul. 22, 2024	Dec. 05, 2023	Feb. 13, 2023	Feb. 14, 2022	Feb. 10, 2021
Equity [Abstract]
Number of shares authorized to be repurchased (up to) (in shares)				2,700,000	2,100,000	3,500,000	3,000,000	2,000,000	2,000,000
Repurchased and retired during period (in shares)	4,490,940
Acquired number of shares (in shares)	4,490,940	3,133,717	102,000
Average cost per common share (in dollars per share)	$ 34.58	$ 28.27	$ 38.21
Total cost	$ 155,305,756	$ 88,590,240	$ 3,897,268